Business Combination, Significant Transaction and Sale of Business (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$1,069
Intangible assets, net	4,553
Goodwill	5,718
Total assets acquired net of acquired cash	$11,340

Aptonet Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$529
Intangible assets, net	1,556
Goodwill	1,785
Total assets acquired net of acquired cash	$3,870

Stockell information systems, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$1,051
Intangible assets, net	2,616
Goodwill	4,047
Total assets acquired net of acquired cash	$7,714

NetEffects Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$91
Intangible assets	8,716
Goodwill	3,526
Total assets acquired net of acquired cash	$12,333

PowWow Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$(1,557)
Intangible assets	2,855
Goodwill	7,145
Total assets acquired net of acquired cash	$8,443

OnTarget Group Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding cash acquired	$(832)
Intangible assets	4,908
Goodwill	8,380
Total assets acquired net of acquired cash	$12,456